Schedule of Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 198,740
Cost of revenues	(63,350)	$ (276,042)
Other Income	5,093
Administrative expenses	(1,577,819)
Other expenses	(237,156)
Net income (or loss) before taxation	(1,674,492)
Total assets	1,866,916	1,283,345
Total liabilities	3,625,975	$ 1,459,919
BVI [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Cost of revenues
Other Income
Administrative expenses	(366,735)
Other expenses	(3)
Net income (or loss) before taxation	(366,738)
Total assets	3,115
Total liabilities	1,033,559
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	198,740
Cost of revenues	(63,350)
Other Income	5,093
Administrative expenses	(1,211,084)
Other expenses	(237,153)
Net income (or loss) before taxation	(1,307,754)
Total assets	1,863,801
Total liabilities	$ 2,592,416